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Holmes Macro Trends Fund
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U.S. GLOBAL INVESTORS FUNDS

Holmes Macro Trends Fund

(formerly known as the Holmes Growth Fund)

Investor Class Shares

SUPPLEMENT DATED DECEMBER 23, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MAY 1, 2013

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At a shareholder meeting on December 20, 2013, the shareholders of the MegaTrends Fund approved the reorganization of the MegaTrends Fund into the Holmes Macro Trends Fund. The reorganization occurred after the close of business on December 20, 2013.

In connection with the reorganization, as previously approved by the Holmes Growth Fund’s Board of Trustees, the Holmes Growth Fund’s name was changed to the Holmes Macro Trends Fund and the fund no longer has an investment policy to emphasize small- and mid-sized companies. In addition, Brian Hicks and Evan Smith, formerly portfolio managers of the MegaTrends Fund, have joined Frank Holmes and John Derrick as portfolio managers of the Holmes Macro Trends Fund.